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                             VAN KAMPEN HARBOR FUND
                   SUPPLEMENT DATED SEPTEMBER 14, 2000 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                        AS SUPPLEMENTED ON MAY 25, 2000

    The Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a team led by Christine Drusch, Senior Portfolio Manager of the Fund since January 1998 and Portfolio Manager of the Fund since July 1991, David McLaughlin, Portfolio Manager of the Fund since October 1998, and Sean Conner, Portfolio Manager of the Fund since September 2000.

    Ms. Drusch has been a Senior Vice President of the Adviser and Advisory Corp. since December 1999, and prior to December 1999 she was a Vice President of the Adviser and Advisory Corp. Prior to December 1998, Ms. Drusch was an Assistant Vice President of the Adviser and Advisory Corp. since September 1995. Prior to September 1995, Ms. Drusch was an Associate Portfolio Manager of the Adviser and has worked for the Adviser since July 1991.

    Mr. McLaughlin has been a Vice President of the Adviser and Advisory Corp. since June 1995, and he was an Assistant Vice President of the Adviser since March 1994. Prior to June 1995, Mr. McLaughlin was a Senior Equity Trader for the Adviser. Mr. McLaughlin has worked for the Adviser since 1986.

    Mr. Conner has been a Vice President of the Adviser and Advisory Corp. since September 2000. Prior to September 2000, Mr. Conner was an Equity Analyst for USAA Investment Management Company from June 1997 to August 2000. Prior to June 1997, Mr. Conner was an Assistant Portfolio Manager with William C. Conner Foundation from September 1996 to May 1997, and a Risk Arbitrage Analyst for Q Investments LLP from August 1996 to May 1997. Prior to August 1996, Mr. Conner was an Equity Analyst with David Tice & Associates from May 1996 to August 1996.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE